GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 4,631,087		$ 4,088,642
Stockholders' deficiency	4,037,222	$ 4,101,460	3,521,860	$ 5,295,875	$ 6,573,564
Cash used in operating activities	$ 395,454	$ 479,319	$ 1,887,187	$ 1,800,809